Additional Financial Information (Narrative) (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Jan. 31, 2018
Concentration Risk [Line Items]
Number of customers exceeding threshold for significance	0	0	0
Workforce Subject to Collective Bargaining Arrangements [Member]
Concentration Risk [Line Items]
Approximate number of persons employed at a point in time				252,000
Workforce Subject to Collective Bargaining Arrangements Expiring within One Year [Member]
Concentration Risk [Line Items]
Percentage of employees represented by CWA, IBEW, or other unions	46%
Number of employees under contracts where union may call a work stoppage	23,000
Relevant union contract expiration year	2018
Workforce Subject to Collective Bargaining Arrangements Expiring within One Year [Member] | Southeast Region [Member]
Concentration Risk [Line Items]
Number of employees under contracts where union may call a work stoppage	10,000
Relevant union contract expiration year	2018
Workforce Subject to Collective Bargaining Arrangements Expiring within One Year [Member] | Midwest Wireline [Member]
Concentration Risk [Line Items]
Number of employees under contracts where union may call a work stoppage	10,000
Relevant union contract expiration year	2018
Sales Revenue, Net [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Threshold for customer significance (as a percent of consolidated revenues) (in hundredths)	10.00%	10.00%	10.00%